Cover	Aug. 07, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2020
Entity File Number	001-38477
Entity Registrant Name	BIGLARI HOLDINGS INC.
Entity Central Index Key	0001726173
Entity Tax Identification Number	82-3784946
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	17802 IH 10 West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	(210)
Local Phone Number	344-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	BH.A
Security Exchange Name	NYSE
Class B common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class B common stock
Trading Symbol	BH
Security Exchange Name	NYSE